Document and Entity Information	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity File Number	001-35419
Entity Registrant Name	Kaman Corporation
Entity Central Index Key	0000054381
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-0613548
Entity Address, Address Line One	1332 Blue Hills Avenue
Entity Address, Address Line Two	PO BOX 1
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	243-7100
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	KAMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false